PROPERTY AND EQUIPMENT AND RIGHT-OF-USE ASSETS (Narrative) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Feb. 01, 2020
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 472,998	$ 630,818
Depreciation and amortization expense allocated to inventory	260,006	135,950
Property plant and equipment	5,900,820	3,306,865
Accumulated depreciation	1,031,227	558,229
Right-of-use asset additions	0	7,236,663
Right-of-use asset amortization	461,364	800,269
Right-of-use asset amortization allocated to inventory	265,788	450,413
Operating lease right-of-use assets			$ 5,001,360
Operating lease liabilities	9,279,123		$ 5,001,360
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	2,305,217	1,261,340
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	1,370,212	1,370,212
Accumulated depreciation	230,695	202,072
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment		324,371
Accumulated depreciation		128,319
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment		1,479,014
Accumulated depreciation		751,582
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Swell And Megawood [Member]
Property, Plant and Equipment [Line Items]
Impairment on capital assets		116,881
Property and equipment disposed		318,314
Accumulated depreciation		201,433
Gross proceeds of property equipment		0
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Swell And Pure Green Properties [Member]
Property, Plant and Equipment [Line Items]
Operating lease right-of-use assets		583,257
Operating lease liabilities		628,171
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Swell And Pure Green Properties - Additional [Member]
Property, Plant and Equipment [Line Items]
Operating lease right-of-use assets	$ 346,987	$ 491,672